Investments in Equity Accounted Investees - Summary of Investments in Equity Accounted Investees (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of joint ventures [line items]
Carrying amount of interest in equity accounted investees	$ 584.1		₨ 53,348.8		₨ 44,188.9
Share of profit/(loss) in equity accounted investees	(132.2)	₨ (10,000.0)	2,095.0	₨ 22,782.6
Share of other comprehensive income in equity accounted investees	13.3	1,001.3	(474.6)	3,996.7
Chery Jaguar Land Rover Automotive Co. Limited [member]
Disclosure of joint ventures [line items]
Carrying amount in joint venture	447.1		42,955.4		33,826.3
Share of profit/(loss) in joint venture	(132.6)	(10,027.0)	559.8	21,690.7
Share of other comprehensive income, currency translation differences	13.7	1,035.0	(557.8)	4,015.7
Other adjustments in material joint venture [member]
Disclosure of joint ventures [line items]
Share of profit/(loss) in joint venture	(1.8)	(136.2)	449.6	(253.6)
Immaterial joint ventures [Member]
Disclosure of joint ventures [line items]
Share of profit/(loss) in joint venture			(25.0)	162.5
Immaterial associates [Member]
Disclosure of joint ventures [line items]
Carrying amount in immaterial associates	137.0		10,393.4		₨ 10,362.6
Share of profit/(loss) in joint venture	2.2	163.2	1,110.6	1,183.0
Share of other comprehensive income in immaterial associates	(0.3)	(24.8)	111.5	(113.8)
Share of other comprehensive income, currency translation differences	(0.1)	(8.9)	(28.3)	94.8
Share of other comprehensive income in equity accounted investees	$ (0.4)	₨ (33.7)	₨ 83.2	₨ (19.0)